CAPITAL AND FINANCIAL RISK MANAGEMENT (Schedule of Foreign Currency Risk Short Term Financial Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Cash	$ 24,209	$ 6,275
Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	1,229	394
Trade and other receivable	1,105	1,247
Trade and other payables	(2,821)	(2,350)
Total exposure	(487)	(709)
GBP [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	152	138
Trade and other receivable	63	71
Trade and other payables	(57)	(27)
Total exposure	158	182
SEK [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	9	10
Trade and other receivable
Trade and other payables	(1)	(142)
Total exposure	8	(132)
CAD [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	2,859	3,265
Trade and other receivable	3,191	337
Trade and other payables	(449)	(47)
Total exposure	5,601	3,555
BRL [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	776	238
Trade and other receivable	1,357	1,871
Trade and other payables	(529)	(796)
Total exposure	1,604	1,313
Other [Member]
Disclosure of detailed information about financial instruments [line items]
Cash
Trade and other receivable
Trade and other payables
Total exposure